CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 764,975	$ 650,532	$ 4,693,414	$ 2,649,473
Cost of Sales	620,728	529,301	4,401,702	2,127,711
Gross Profit	144,247	121,231	291,712	521,762
Operating expenses
Selling and marketing	650,365	570,528	4,388,108	2,224,801
General and administrative	1,421,268	991,806	4,450,101	3,701,094
Total operating expenses	2,071,633	1,562,334	8,838,209	5,925,895
Operating Loss	(1,927,386)	(1,441,103)	(8,546,497)	(5,404,133)
Other Expense
Change in fair value of derivative liability	(142,922)	(2,125,537)	$ 621,159	1,361,597
Interest expense - accredtion of debt discount				(864,921)
Interest expense	(207,737)	(37,129)	$ (202,773)	(1,824,074)
Other income (expense)			11,508	(390,604)
Other expense	(350,659)	(2,162,666)	429,894	(1,718,002)
Net loss	(2,278,045)	(3,603,769)	(8,116,603)	$ (7,122,135)
Dividends on Preferred Stock	66,872	133,204	434,096
Net loss attributable to common stockholders	$ (2,344,917)	$ (3,736,973)	$ (8,550,699)	$ (7,122,135)
Net loss per share, Basic and diluted	$ (0.05)	$ (0.13)	$ (0.23)	$ (0.26)
Weighted average shares of Common Stock outstanding, basic and diluted	50,548,805	27,902,154	36,429,303	27,489,422